Income and expenses - Financial expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and expenses
Interest expense	€ (1,299)	€ (1,751)	€ (2,047)
Foreign exchange losses	(1,310)	(1,770)	(1,645)
Other financial expenses	(360)	(344)	(728)
Total	€ (2,969)	€ (3,865)	€ (4,420)